DUNHILL INVESTMENT TRUST


                           REGIONAL OPPORTUNITY FUND:
                             OHIO, INDIANA, KENTUCKY


                                  ANNUAL REPORT


                                FEBRUARY 28, 2001

[LOGO]                         CityFund Advisory
================================================================================
Registered Investment Advisor, Institutional Portfolio Management, Mutual Fund Servicing

                       PRESIDENT'S LETTER TO SHAREHOLDERS
                                 April 27, 2001

     In the past half year the traditional economy has reminded us that rumors of its demise were exaggerated. Technology companies in the vanguard of the so-called new economy, while still achieving impressive innovations, suffered from a classic business problem of excess supply - companies produced more than their customers could buy. Also, since we last reported on Regional Opportunity Fund's performance at the end of August 2000, the U.S. economy has slowed to a near standstill for old-fashioned reasons - the Federal Reserve Board's interest-rate increases of 1999 and 2000 and rising energy prices. The slowdown significantly influenced the performance of the stock market. Growth stocks in general felt the effects, but the most highly priced stocks suffered the most damage. While your fund declined in value because of these trends, it broad diversification enhanced performance by maintaining exposure to many growth stocks with defensive qualities.

     Your fund invests in growth stocks, those that we believe will achieve earnings growth above the average of the stock market. Historically these stocks with strong earnings growth have been rewarded with capital appreciation over time. The fund's strategy is to invest in a broad array of growth stocks. The fund also owns holdings in companies of varying sizes. Most of the fund is invested in large companies, but it also invests in midsize companies that may have different performance characteristics.

     Many of the fund's top-performing holdings were in the financial and pharmaceutical sectors. Both tend to perform well when the market anticipates an economic slowdown because their businesses are not tied to the economic cycle. Pharmaceuticals, in particular, are relatively immune to changes in the business cycle and the rate of economic growth.

     Some of the fund's largest pharmaceutical positions were in Johnson & Johnson, Ely Lily and Pfizer. These companies have many profitable, established products as well as many new products coming to market and in development. For growth investors in particular, pharmaceutical companies provided a safe harbor from the market's storms.

Shareholder Services:                                   CityFund Advisory, Inc.:
Regional Opportunity Fund                                 700 West Pete Rose Way
C/O Unified Fund Services                                              Suite 127
P.O. Box 6110                                             Cincinnati, Ohio 45203
Indianapolis, IN 46206-6110                                         513-721-4800

                                  513-721-4800
                                 1-877-624-6465
                               CTYFND@BIGFOOT.COM
           Shareholder Services, Fund Advisor and 24-hour NAV updates

     The fund's financial holdings included banks and credit cards. As we have noted, our defensive stance led us to emphasize high-quality companies. Fifth Third Bancorp, a regional bank, performed well because is has a low-risk loan portfolio that investors found attractive when fears of a recession mounted.

     From March 1, 2000 through February 28, 2001 the fund's performance was ($31.44), excluding sales charges. In comparison to the NASDAQ Index (54.10) and the S & P 500 Index of (6.948). The fund during this period was more concentrated in NASDAQ stocks than stocks made up of the S & P 500. Over the past year, we have seen production capacity outpace demand in several industries as business and consumer spending stopped growing. Business inventories, however, continued to grow primarily because of the Fed's tight monetary policy, and also because of rising energy prices. With higher prices for gasoline, heating fuels, and electricity, businesses and consumers had less disposable income. Retail sales in the December holiday season showed no significant increase over the previous year with sales of consumer electronics and personal computers well below optimistic forecasts.

     As we begin the next fiscal year, we still are positioning it defensively but less so than in the prior six months. Investors have grown more confident that the Fed is acting correctly to restore economic growth, but many months may pass before interest rates influence the economy. The January and April rallies are encouraging, but it is still too early to view this as a sustainable improvement in market sentiment. We are looking for opportunities to add more aggressive growth stocks, those with higher growth rates and valuations, to the fund while relying on comprehensive research to avoid companies that may miss their earning targets. The fund's strategy of investing in a diverse range of growth opportunities provides us with the flexibility to maintain a defensive stance while searching for these opportunities.


Jasen M. Snelling
President

   COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE REGIONAL
       OPPORTUNITY FUND (CLASS B)* VERSUS THE STANDARD & POOR'S 500 INDEX

                               [GRAPHIC OMITTED]

                     --------------------------------------
                                     Regional
                                   Opportunity
                                       Fund         S&P 500
                                    (Class B)        Index
                                    ---------        -----

                     Jul-96          $ 10,000      $ 10,000
                     Sep-96          $ 11,444      $ 11,016
                     Dec-96          $ 11,125      $ 11,935
                     Mar-97          $ 11,036      $ 12,254
                     Jun-97          $ 12,393      $ 14,394
                     Sep-97          $ 13,918      $ 15,472
                     Dec-97          $ 13,730      $ 15,916
                     Mar-98          $ 15,553      $ 18,137
                     Jun-98          $ 16,108      $ 18,735
                     Sep-98          $ 15,810      $ 16,872
                     Dec-98          $ 21,259      $ 20,465
                     Mar-99          $ 24,815      $ 21,485
                     Jun-99          $ 23,290      $ 22,999
                     Sep-99          $ 22,140      $ 21,563
                     Dec-99          $ 27,529      $ 24,771
                     Mar-00          $ 29,369      $ 25,339
                     Jun-00          $ 28,356      $ 24,665
                     Sep-00          $ 28,531      $ 24,426
                     Dec-00          $ 22,408      $ 22,519
                     Feb-01          $ 20,171      $ 21,191

                     --------------------------------------

            Past performance is not predictive of future performance.

                           Regional Opportunity Fund
                          Average Annual Total Returns
                            (as of February 28, 2001)
                        --------------------------------
                                                  Since
                                       1 Year  Inception**
                        Class B        -36.44%     6.46%
                        Class C        -32.44%   -24.19%
                        --------------------------------

* The line graph above represents performance of Class B shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the different classes.

**The initial public offering of Class B shares commenced on July 24, 1996 and the initial public offering of Class C shares commenced on January 31, 2000.

                              REGIONAL OPPORTUNITY FUND: OHIO, INDIANA, KENTUCKY

STATEMENT OF ASSETS AND LIABILITIES - FEBRUARY 28, 2001
--------------------------------------------------------------------------------

ASSETS
   Investments in securities at market value
      (identified cost $5,027,036)                                  $  6,580,196
   Receivable for capital shares sold                                        455
   Receivable from Fund Manager                                           75,618
   Dividends and interest receivable                                       4,996
                                                                    ------------
      Total Assets                                                     6,661,265
                                                                    ------------

LIABILITIES
   Payable for investment securities purchased                           284,875
   Payable for capital shares redeemed                                     1,015
   Payable to affiliate                                                    5,500
   Other accrued expenses and liabilities                                 37,334
                                                                    ------------
      Total Liabilities                                                  328,724
                                                                    ------------

NET ASSETS                                                          $  6,332,541
                                                                    ============

NET ASSETS CONSIST OF:
   Paid-in capital                                                  $  4,337,357
   Accumulated net realized gains from security transactions             442,024
   Net unrealized appreciation on investments                          1,553,160
                                                                    ------------

      Net Assets                                                    $  6,332,541
                                                                    ============

PRICING OF CLASS B SHARES
   Net assets attributable to Class B shares                        $  6,112,924
                                                                    ============

   Shares of beneficial interest outstanding (unlimited
      number of shares authorized, no par value)                         395,356
                                                                    ============

   Net asset value and offering price per share *                   $      15.46
                                                                    ============

PRICING OF CLASS C SHARES
   Net assets attributable to Class C shares                        $    219,617
                                                                    ============

   Shares of beneficial interest outstanding (unlimited
      number of shares authorized, no par value)                          14,204
                                                                    ============

   Net asset value and offering price per share *                   $      15.46
                                                                    ============

* Redemption price per share varies by length of time shares are held.

                See accompanying notes to financial statements.

                              REGIONAL OPPORTUNITY FUND: OHIO, INDIANA, KENTUCKY

STATEMENT OF OPERATIONS FOR THE YEAR ENDED FEBRUARY 28, 2001
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividend income                                                 $     30,587
   Interest income                                                       45,911
                                                                   ------------
      Total Investment Income                                            76,498
                                                                   ------------

EXPENSES
   Management fees                                                      117,117
   Distribution fees - Class B                                           95,442
   Distribution fees - Class C                                            2,155
   Fund accounting fees                                                  31,003
   Professional fees                                                     25,119
   Shareholder services and transfer agent fees                          22,854
   Administration fees                                                   17,806
   Postage and supplies                                                   8,120
   Custodian fees                                                         5,500
   Trustees' fees and expenses                                            3,184
   Printing of shareholder reports                                        3,008
   Registration fees                                                      2,245
   Other expenses                                                         4,543
                                                                   ------------
      Total Expenses                                                    338,096
   Fees waived by the Manager                                           (69,313)
                                                                   ------------
      Net Expenses                                                      268,783
                                                                   ------------

NET INVESTMENT LOSS                                                    (192,285)
                                                                   ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized gains from security transactions                        984,474
   Net decrease in unrealized appreciation/
      depreciation on investments                                    (3,878,258)
                                                                   ------------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS                    (2,893,784)
                                                                   ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                         $ (3,086,069)
                                                                   ============

                See accompanying notes to financial statements.

                              REGIONAL OPPORTUNITY FUND: OHIO, INDIANA, KENTUCKY

STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------

                                                                                YEAR ENDED           YEAR ENDED
                                                                            FEBRUARY 28, 2001    FEBRUARY 29, 2000
                                                                            -----------------    -----------------
FROM OPERATIONS
   Net investment loss                                                         $   (192,285)        $   (234,566)
   Net realized gains on investments                                                984,474            2,567,018
   Net change in unrealized appreciation/depreciation on investments             (3,878,258)           1,234,519
                                                                               ------------         ------------
      Net increase (decrease) in net assets resulting from operations            (3,086,069)           3,566,971
                                                                               ------------         ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net realized gains                                                         (888,303)          (1,907,066)
                                                                               ------------         ------------

FROM CAPITAL SHARE TRANSACTIONS
   CLASS B SHARES
   Proceeds from shares sold                                                        881,098              820,412
   Net asset value of shares issued in reinvestment
     of distributions to shareholders                                               850,285            1,907,066
   Payments for shares redeemed                                                  (5,311,104)            (959,697)
                                                                               ------------         ------------
      Net increase (decrease) in net assets from Class B share transactions      (3,579,721)           1,767,781
                                                                               ------------         ------------

   CLASS C SHARES (a)
   Proceeds from shares sold                                                        320,462               79,806
   Net asset value of shares issued in reinvestment
     of distributions to shareholders                                                29,711                   --
   Payments for shares redeemed                                                     (86,713)                  --
                                                                               ------------         ------------
      Net increase in net assets from Class C share transactions                    263,460               79,806
                                                                               ------------         ------------

      Total increase (decrease) in net assets                                    (7,290,633)           3,507,492

NET ASSETS
   Beginning of year                                                             13,623,174           10,115,682
                                                                               ------------         ------------
   End of year                                                                 $  6,332,541         $ 13,623,174
                                                                               ============         ============

SUMMARY OF CAPITAL SHARE ACTIVITY
   CLASS B SHARES
   Shares sold                                                                       39,829               34,150
   Shares issued in reinvestment of distributions to shareholders                    43,627               80,535
   Shares redeemed                                                                 (221,216)             (37,991)
                                                                               ------------         ------------
     Net increase (decrease) in shares outstanding                                 (137,760)              76,694
      Shares outstanding, beginning of year                                         533,116              456,422
                                                                               ------------         ------------
      Shares outstanding, end of year                                               395,356              533,116
                                                                               ============         ============

   CLASS C SHARES (a)
   Shares sold                                                                       13,974                3,281
   Shares issued in reinvestment of distributions to shareholders                     1,524                   --
   Shares redeemed                                                                   (4,575)                  --
                                                                               ------------         ------------
     Net increase in shares outstanding                                              10,923                3,281
      Shares outstanding, beginning of year                                           3,281                   --
                                                                               ------------         ------------
      Shares outstanding, end of year                                                14,204                3,281
                                                                               ============         ============

(a)  Class C commenced operations on January 31, 2000.

                See accompanying notes to financial statements.

                            REGIONAL OPPORTUNITIES FUND: OHIO, INDIANA, KENTUCKY
                                                                         CLASS B

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------------
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

                                                         YEAR            YEAR            YEAR            YEAR          PERIOD
                                                        ENDED           ENDED           ENDED           ENDED           ENDED
                                                     FEBRUARY 28,    FEBRUARY 29,    FEBRUARY 28,    FEBRUARY 28,    FEBRUARY 28,
                                                         2001            2000            1999            1998          1997 (a)
                                                      ----------      ----------      ----------      ----------      ----------
PER SHARE DATA
--------------
Net asset value at beginning of period                $    25.40      $    22.16      $    15.41      $    11.33      $    10.46
                                                      ----------      ----------      ----------      ----------      ----------
Income from investment operations
   Net investment loss                                     (0.47)          (0.38)          (0.32)          (0.13)          (0.02)
   Net realized and unrealized gains
      (losses) on investments                              (7.01)           7.76            7.07            4.21            1.30
                                                      ----------      ----------      ----------      ----------      ----------
   Total from investment operations                        (7.48)           7.38            6.75            4.08            1.28
                                                      ----------      ----------      ----------      ----------      ----------

Distributions from net realized gains                      (2.46)          (4.14)             --              --           (0.41)
                                                      ----------      ----------      ----------      ----------      ----------

Net asset value at end of period                      $    15.46      $    25.40      $    22.16      $    15.41      $    11.33
                                                      ==========      ==========      ==========      ==========      ==========

TOTAL RETURN (b)                                          (31.44)%         34.70%          43.80%          36.01%          12.25%
------------                                          ==========      ==========      ==========      ==========      ==========

RATIOS/SUPPLEMENTAL DATA
------------------------
Net assets at end of period                           $6,112,924      $13,539,836     $10,115,682     $4,965,434      $  646,067

Ratio of expenses to average net assets:
   Before expense reimbursement and waived fees            3.46%            3.52%           3.64%          5.81%          12.14%(c)
   After expense reimbursement and waived fees             2.75%            2.70%           2.70%          2.69%           2.66%(c)

Ratio of net investment loss to average net assets       (1.97)%          (2.04)%         (1.87)%        (1.69)%         (1.04)%(c)

Portfolio turnover rate                                      58%             151%             26%            21%             39%(c)

(a) Represents the period from the first public offering to shareholders (July 24, 1996) through February 28, 1997. Class B shares were initially purchased on April 10, 1995 by the Adviser, who subsequently redeemed the initial shares on March 13, 1996.
(b)  Calculated without sales charge.
(c)  Annualized.

                See accompanying notes to financial statements.

                            REGIONAL OPPORTUNITIES FUND: OHIO, INDIANA, KENTUCKY
                                                                         CLASS C

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

                                                                     YEAR           PERIOD
                                                                    ENDED            ENDED
                                                                 FEBRUARY 28,    FEBRUARY 29,
                                                                     2001          2000 (a)
                                                                  ----------      ----------
PER SHARE DATA
--------------
Net asset value at beginning of period                            $    25.40      $    23.50
                                                                  ----------      ----------
Income from investment operations
   Net investment loss                                                 (0.47)          (0.04)
   Net realized and unrealized gains (losses) on investments           (7.01)           1.94
                                                                  ----------      ----------
   Total from investment operations                                    (7.48)           1.90
                                                                  ----------      ----------

Distributions from net realized gains                                  (2.46)             --
                                                                  ----------      ----------

Net asset value at end of period                                  $    15.46      $    25.40
                                                                  ==========      ==========

TOTAL RETURN (b)                                                    (31.44)%           8.09%
------------                                                      ==========      ==========

RATIOS/SUPPLEMENTAL DATA
------------------------
Net assets at end of period                                       $  219,617      $   83,338

Ratio of expenses to average net assets:
   Before expense reimbursement and waived fees                        3.46%           3.79%(c)
   After expense reimbursement and waived fees                         2.75%           2.70%(c)

Ratio of net investment loss to average net assets                   (1.97)%         (2.18)%(c)

Portfolio turnover rate                                                  58%            151%(c)

(a) Represents the period from the first public offering to shareholders (January 31, 2000) through February 29, 2000.
(b)  Calculated without sales charge.
(c)  Annualized.

                See accompanying notes to financial statements.

                              REGIONAL OPPORTUNITY FUND: OHIO, INDIANA, KENTUCKY

PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2001
--------------------------------------------------------------------------------

  SHARES                                                               VALUE
----------                                                         ------------
               COMMON STOCKS - 98.8%
               COMMUNICATIONS - 3.4%
     1,000     Comverse Technology, Inc. (a)                       $     74,938
     3,000     Corning, Inc.                                             81,300
     1,000     Nextel Communications, Inc. (a)                           24,062
     2,000     WorldCom, Inc. (a)                                        33,250
                                                                   ------------
                                                                        213,550
                                                                   ------------

               COMMUNICATIONS EQUIPMENT - 1.6%
     1,500     ADC Telecommunications, Inc. (a)                          16,688
     3,000     Echostar Communications Corp. - Class A (a)               78,375
       294     McData Corp. - Class A (a)                                 5,255
                                                                   ------------
                                                                        100,318
                                                                   ------------

               COMPUTERS & INFORMATION - 9.0%
     8,000     EMC Corp. (a)                                            318,080
     2,000     Lexmark International, Inc. - Class A (a)                104,000
     3,000     MCSI, Inc. (a)                                            48,938
     5,000     Palm, Inc. (a)                                            86,875
       225     Veritas Software Co. (a)                                  14,611
                                                                   ------------
                                                                        572,504
                                                                   ------------

               COMPUTER SERVICES - 6.6%
     4,000     3Com Corp. (a)                                            36,500
     1,000     CheckFree Corp. (a)                                       48,188
     4,300     Check Point Software Technologies, Ltd. (a)              275,738
     3,000     Oracle Corp. (a)                                          57,000
                                                                   ------------
                                                                        417,426
                                                                   ------------

               CONGLOMERATES - 4.8%
     6,600     General Electric Co.                                     306,900
                                                                   ------------

               DIVERSIFIED MANUFACTURING - 3.4%
     4,000     Tyco International, Inc.                                 218,600
                                                                   ------------

               FIBER OPTICS - 1.6%
     3,800     JDS Uniphase Corp. (a)                                   101,650
                                                                   ------------

               FILTRATION PRODUCTS - 0.4%
     1,000     Scott Technologies, Inc. (a)                              22,750
                                                                   ------------

               FINANCIAL SERVICES - INSURANCE - 1.0%
     2,000     Metlife, Inc.                                             61,700
                                                                   ------------

               FOOD RETAILERS - 0.4%
     1,000     Kroger Co. (a)                                            24,240
                                                                   ------------

                See accompanying notes to financial statements.

                              REGIONAL OPPORTUNITY FUND: OHIO, INDIANA, KENTUCKY

PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2001
--------------------------------------------------------------------------------

  SHARES                                                               VALUE
----------                                                         ------------

               COMMON STOCKS - 98.8% (CONTINUED)
               GAMBLING (NON-HOTEL) - 1.4%
     4,000     Argosy Gaming Co. (a)                               $     88,800
                                                                   ------------

               HOUSEHOLD PRODUCTS, NONDURABLE - 4.3%
     3,860     The Procter & Gamble Co.                                 272,130
                                                                   ------------

               INDUSTRIAL & COMMERCIAL SERVICES - 4.0%
     6,000     Convergys Corp. (a)                                      254,160
                                                                   ------------

               INTERNET RETAIL - 0.8%
     5,000     Amazon.com, Inc. (a)                                      50,937
                                                                   ------------

               INTERNET SOFTWARE - 4.5%
     2,000     BroadVision, Inc. (a)                                     14,500
    10,000     I2 Technologies, Inc. (a)                                268,750
                                                                   ------------
                                                                        283,250
                                                                   ------------

               LINEN SUPPLY - 2.3%
     4,000     Cintas Corp.                                             144,063
                                                                   ------------

               MEDICAL SUPPLIES - 10.6%
     1,500     Amgen, Inc. (a)                                          108,094
     2,000     Genzyme Corp. (a)                                        175,875
     7,600     Guidant Corp. (a)                                        387,372
                                                                   ------------
                                                                        671,341
                                                                   ------------

               MOTORCYCLES/MOTOR SCOOTERS - 2.1%
     3,000     Harley-Davidson, Inc.                                    130,050
                                                                   ------------

               PHARMACEUTICALS - 6.8%
     1,000     Immunex Corp. (a)                                         32,562
     2,800     Johnson & Johnson                                        272,524
     2,800     Pfizer, Inc.                                             126,000
                                                                   ------------
                                                                        431,086
                                                                   ------------

               POWER (INDEPENDENT) - 5.6%
     8,000     Calpine Corp. (a)                                        355,920
                                                                   ------------

               REGIONAL BANKS - 4.3%
     2,312     Fifth Third Bancorp                                      124,414
     2,000     KeyCorp                                                   52,000
     2,000     National City Corp.                                       54,400
     1,865     U.S. Bancorp                                              43,268
                                                                   ------------
                                                                        274,082
                                                                   ------------

               RETAIL STORES - 0.8%
     1,000     Abercrombie and Fitch Co. - Class A (a)                   28,360
     1,000     Bed Bath & Beyond, Inc. (a)                               24,625
                                                                   ------------
                                                                         52,985
                                                                   ------------

                See accompanying notes to financial statements.

                              REGIONAL OPPORTUNITY FUND: OHIO, INDIANA, KENTUCKY

PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2001
--------------------------------------------------------------------------------

  SHARES                                                               VALUE
----------                                                         ------------

               COMMON STOCKS - 98.8% (CONTINUED)
               SEMICONDUCTOR & RELATED - 4.2%
     3,000     Conexant Systems, Inc. (a)                          $     36,750
     6,000     Intel Corp.                                              171,375
     2,000     Texas Instruments, Inc.                                   59,100
                                                                   ------------
                                                                        267,225
                                                                   ------------

               SOFTWARE & PROCESSING - 13.1%
     9,600     AOL Time Warner, Inc. (a)                                422,688
     7,100     Cisco Systems, Inc. (a)                                  168,181
     4,000     Microsoft Corp. (a)                                      236,000
                                                                   ------------
                                                                        826,869
                                                                   ------------

               UTILITIES - 1.8%
     1,000     American Electric Power Co., Inc.                         47,540
     1,000     Exelon Corp.                                              65,370
                                                                   ------------
                                                                        112,910
                                                                   ------------


               TOTAL COMMON STOCKS - 98.8% (COST $4,702,286)       $  6,255,446
                                                                   ------------


               MONEY MARKET SECURITIES - 5.1%
   324,750     Firstar Stellar Treasury Fund (Cost $324,750)       $    324,750
                                                                   ------------

               TOTAL INVESTMENTS AT VALUE - 103.9%
                 (COST $5,027,036)                                 $  6,580,196

               LIABILITIES IN EXCESS OF OTHER ASSETS - (3.9)%          (247,655)
                                                                   ------------

               NET ASSETS - 100.0%                                 $  6,332,541
                                                                   ============

(a)  Non-income producing security.

                See accompanying notes to financial statements.

                              REGIONAL OPPORTUNITY FUND: OHIO, INDIANA, KENTUCKY

NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2001
--------------------------------------------------------------------------------

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Regional Opportunity Fund: Ohio, Indiana, Kentucky (the Fund) is a non-diversified, open-end series of the Dunhill Investment Trust (the Trust), a registered management investment company under the Investment Company Act of 1940 (the 1940 Act). The Trust was organized as an Ohio business trust on March 31, 1998. Pursuant to an Agreement and Plan of Reorganization, the Fund, on June 29, 1998, succeeded to the assets and liabilities of another mutual fund of the same name which was an investment series of Maplewood Investment Trust.

The Fund's investment objective is to provide long-term capital growth by investing primarily in common stocks and other equity securities of publicly-traded companies headquartered in Greater Cincinnati and the Cincinnati tri-state region, and those companies having a significant presence in the region.

The Fund offers two separate classes of shares: Class B and Class C. Class B shares of the Fund are offered at net asset value and are subject to a maximum 5% contingent deferred sales charge and 12b-1 distribution fees up to 1% of average daily net assets. The contingent deferred sales charge is applicable to redemptions during the five-year period from the date of purchase. The charge declines from 5% to 0% over the five-year period. Class C shares of the Fund are offered at net asset value and are subject to a 1% contingent deferred sales charge if redeemed within one year after purchase and 12b-1 distribution fees up to 1% of average daily net assets. Contingent deferred sales charges were $83,412 during the year ended February 28, 2001.

SECURITIES VALUATION - The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m. Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.

REPURCHASE AGREEMENTS - The Fund may invest its cash reserves by entering into repurchase agreements with its custodian bank. The repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market. At the time the Fund enters into the repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, the Fund actively monitors and seeks additional collateral, as needed.

SHARE VALUATION - The net asset value of each class of shares is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The redemption price per share of each class is equal to the net asset value per share less any applicable contingent deferred sales charge.

INVESTMENT INCOME - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income, if any, are declared and paid annually to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once a year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

SECURITY TRANSACTIONS - Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis.

                              REGIONAL OPPORTUNITY FUND: OHIO, INDIANA, KENTUCKY

NOTES TO FINANCIAL STATEMENTS (CONTINUED) - FEBRUARY 28, 2001
--------------------------------------------------------------------------------

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October
31) plus undistributed amounts from prior years.

RECLASSIFICATION OF CAPITAL ACCOUNTS - For the year ended February 28, 2001, the Fund reclassified net investment losses of $192,285 against paid-in capital on the Statement of Assets and Liabilities. This reclassification was the result of permanent differences between financial statement and income tax reporting requirements and has no effect on the Fund's net assets or net asset value per share.

2.   INVESTMENT TRANSACTIONS

During the year ended February 28, 2001, purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $5,126,644 and $8,859,950, respectively.

For federal income tax purposes, the cost of portfolio investments amounted to $5,027,036 at February 28, 2001. The composition of unrealized appreciation (the excess of value over cost) and unrealized depreciation (the excess of tax cost over value) was as follows:

          Gross unrealized appreciation             $  2,117,312
          Gross unrealized depreciation                 (564,152)
                                                    ------------
            Net unrealized appreciation             $  1,553,160
                                                    ============

3.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Trust are also officers of Dunhill Investment Advisors, Ltd. (Dunhill), the manager and administrator for the Fund, and CityFund Advisory, Inc. (CityFund), the investment advisor to the Fund.

FUND MANAGER AGREEMENT
The Fund is managed by Dunhill under the terms of a Management Agreement. The Fund pays Dunhill a fee equal to the annual rate of 1.20% of the average value of its daily net assets. For the year ended February 28, 2001, Dunhill waived $69,313 of its management fees.

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by CityFund under the terms of an Investment Advisory Agreement. Under the terms of the Investment Advisory Agreement, Dunhill (not the Fund) pays CityFund a fee equal to an annual rate of .50% of the average daily net assets of the Fund.

                              REGIONAL OPPORTUNITY FUND: OHIO, INDIANA, KENTUCKY

NOTES TO FINANCIAL STATEMENTS (CONTINUED) - FEBRUARY 28, 2001
--------------------------------------------------------------------------------

ADMINISTRATIVE AGREEMENT
Under the terms of an Administrative Agreement, Dunhill supplies executive, administrative and regulatory services to the Fund, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. For these services, Dunhill receives a monthly fee from the Fund at an annual rate of 0.15% on its average daily net assets up to $50 million; 0.125% on the next $50 million of such net assets; and 0.10% of such net assets in excess of $100 million. During the year ended February 28, 2001, Dunhill was paid $17,806 of fees under the Agreement. Dunhill subcontracts with Ultimus Fund Solutions, LLC to assist Dunhill in providing administrative services to the Fund.

TRANSFER AGENT AND SHAREHOLDER SERVICING AGREEMENT
Under the terms of a Transfer Agent and Shareholder Servicing Agreement, Dunhill maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Dunhill receives a monthly fee from the Fund at the annual rate of $17 per shareholder account, subject to a minimum monthly fee of $2,000. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage and supplies. During the year ended February 28, 2001, Dunhill was paid $22,854 of fees under the Agreement. Dunhill subcontracts with Unified Fund Services, Inc. to assist Dunhill in providing transfer agent services to the Fund.

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement with the Trust, Unified Management Corporation (the Distributor) is the national distributor for the Fund. The Distributor may sell Fund shares to or through qualified securities dealers or others.

4.   DISTRIBUTION PLAN

The Fund has adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may incur certain costs related to the distribution of Fund shares, not to exceed 1.00% of the Fund's average daily net assets. During the year ended February 28, 2001, Class B and Class C shares of the Fund incurred distribution expenses under the Plan of $95,442 and $2,155, respectively.

5.   FEDERAL TAX INFORMATION FOR SHAREHOLDERS (UNAUDITED)

In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from net realized gains made by the Fund during the year ended February 28, 2001. On November 13, 2000, the Fund declared and paid a long-term capital gain distribution of $0.409 per share and a short-term capital gain distribution of $2.055 per share. As required by federal regulations, shareholders received notification of their portion of the Fund's taxable capital gain distributions, if any, paid during the 2000 calendar year early in 2001.

                           INDEPENDENT AUDITORS REPORT

To the Shareholders and
Board of Trustees
Dunhill Investment Trust

We have audited the accompanying statement of assets and liabilities of the Regional Opportunity Fund: Ohio, Indiana, Kentucky (the Fund), a series of the Dunhill Investment Trust, including the portfolio of investments, as of February 28, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period from the first public offering to shareholders (July 24, 1996) through February 28, 1997 and the year ended February 28, 1998, were audited by other auditors whose report dated March 27, 1998, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Regional Opportunity Fund: Ohio, Indiana, Kentucky as of February 28, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with generally accepted accounting principles.

Berge & Company LTD
Cincinnati, Ohio
April 25, 2001